INCOME TAX MATTERS	6 Months Ended
Jun. 30, 2025
Income Tax Matters
INCOME TAX MATTERS

10.	INCOME TAX MATTERS

Each of the entities included in Codere Online file income taxes according to the tax regulations in force in each country on an individual basis or under consolidation tax regulations.

The consolidated income tax has been calculated as an aggregation of income tax expenses of each individual company. In order to calculate the taxable income of the consolidated entities individually, the accounting profit is adjusted for permanent differences. At each consolidated statement of operations date, a current tax asset or liability is recorded, representing income taxes currently refundable or payable.

Income tax payable is the result of applying the applicable tax rate in force to each tax-paying entity, in accordance with the tax laws in force in the country in which the entity is registered.

Reconciliation of book net income/(loss) before taxes to taxable income

The reconciliation between book net income/(loss) before tax and the income tax benefit/(expense) from continuing operations as of June 30, 2025 is as follows:

	06/30/2025	06/30/2024
Current income tax expense	(988)	(1,212)
Deferred income tax expense relating to origination and reversal of temporary differences	(281)	290
Income tax expense recognised in the income/(loss) statement	(1,270)	(922)

Deferred taxes

	06/30/2025	12/31/2024
Deferred tax asset	8,879	9,207
Deferred tax liability	-	-

The deferred tax assets as of June 30, 2025 and December 31, 2024, primarily relate to tax loss carryforwards.

As shown in the table below, Codere Online has generated net losses which can be offset against future profits; however, as of December 31, 2024, and June 30, 2025, Codere Online did not record these in the statement of financial position considering it is not expected that these will be utilized within the foreseeable future. There is no limit on time in either country to utilize these losses against future profits (amounts expressed in thousand of euros).

Entity	Total as of 06/30/2025	Total as of 12/31/2024
SEJO	22,871	22,865
Codere Online S.A.U. (Spain)	-	-
LIFO AenP (Mexico)	34,072	34,072
Codere Online Colombia	5,149	6,368
Codere Online U.S. Corp.	6,752	6,752
Codere Online Luxembourg	242,564	242,564